Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	21.00%	21.00%	21.00%
Enactment of U.S. tax reform		1.00%	18.00%
Tax differential on foreign income	(15.00%)	(11.00%)	(9.00%)
Intra-entity IP sale	(20.00%)
Domestic incentives	(4.00%)	(2.00%)	(3.00%)
State and local	0.00%	(1.00%)	(1.00%)
Other	(1.00%)	(1.00%)	(3.00%)
Effective rate	(18.60%)	7.20%	23.00%